CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 632,978	$ 539,974
Short- term investments	10,919	8,424
Restricted cash	422	398
Trade receivables (notes 6 and 17)	12,000	8,185
Inventories (note 7)	500,976	443,714
Income taxes recoverable (note 23)	13,598
Available- for- sale securities (notes 6 and 8)	122,775	92,310
Fair value of derivative financial instruments (notes 6 and 20)	17,240	364
Other current assets (note 9(a))	150,626	136,810
Total current assets	1,461,534	1,230,179
Non- current assets:
Restricted cash	801	764
Goodwill	696,809	696,809
Property, plant and mine development (note 10)	5,626,552	5,106,036
Other assets (note 9(b))	79,905	74,163
Total assets	7,865,601	7,107,951
Current liabilities:
Accounts payable and accrued liabilities (note 11)	290,722	228,566
Reclamation provision (note 12)	10,038	9,193
Interest payable (note 14)	12,894	14,242
Income taxes payable (note 23)	16,755	35,070
Finance lease obligations (note 13(a))	3,412	5,535
Current portion of long-term debt (note 14)		129,896
Fair value of derivative financial instruments (notes 6 and 20)		1,120
Total current liabilities	333,821	423,622
Non-current liabilities:
Long-term debt (note 14)	1,371,851	1,072,790
Reclamation provision (note 12)	345,268	265,308
Deferred income and mining tax liabilities (note 23)	827,341	819,562
Other liabilities (note 15)	40,329	34,195
Total liabilities	2,918,610	2,615,477
EQUITY
Outstanding - 232,793,335 common shares issued, less 542,894 shares held in trust	5,288,432	4,987,694
Stock options (notes 16 and 18)	186,754	179,852
Contributed surplus	37,254	37,254
Deficit	(595,797)	(744,453)
Accumulated other comprehensive income	30,348	32,127
Total equity	4,946,991	4,492,474
Total liabilities and equity	7,865,601	7,107,951
Commitments and contingencies (note 25)